INVESTMENT IN ASSOCIATE (Details Narrative) - Stimunity S.A. [Member] € in Thousands, $ in Thousands		3 Months Ended
	Jun. 01, 2020 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 01, 2020 EUR (€)
IfrsStatementLineItems [Line Items]
Additional investments	$ 1,000
Subscribing class A shares | shares	2,479
Proportion of ownership interest in associate	44.00%
Equity in (loss) income		$ 60	$ 44
EURO
IfrsStatementLineItems [Line Items]
Additional investments | €				€ 900